SCHEDULE OF CHANGES IN FAIR VALUE INPUTS AND ASSUMPTIONS RELATED TO COMPOUND EMBEDDED DERIVATIVES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Balances at beginning of period	$ 1,577,001	$ 13,249,507	$ 3,230,842
Issuances: Embedded derivatives		50,000
Conversions: Embedded derivatives
Reclassifications to equity: Embedded derivatives		(4,448,276)
Changes in fair value inputs and assumptions reflected in income	(1,577,001)	(7,274,230)	10,018,665
Balances at end of period		$ 1,577,001	$ 13,249,507